Equity Method Investees (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2012 Franchise	Dec. 31, 2010	Dec. 31, 2011 Franchise	Dec. 31, 2010 Franchise	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 288,406	$ 298,640	$ 288,406
Number of franchises acquired	14		7	5
Equity Method Investees (Textual) [Abstract]
Limited partnership interest in Penske Truck Leasing Co.			9.00%
Ownership percentage of joint venture exchanged		50.00%		50.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles		13,331		13,331
Investment		14,616			7,865
Pre tax gain on investment		5,295			581
Jacobs Group [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			50.00%
Nix Group [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			50.00%
Penske Wynn Ferrari Maserati [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			50.00%
Max Cycles [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			50.00%
Innovative Media [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			45.00%
QEK Global Solutions [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			22.50%
Fleetwash LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			7.00%
BMW [Member]
Schedule of Equity Method Investments [Line Items]
Number of franchises acquired				3
All Investees [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		59,097	58,386	59,097
Penske Truck Leasing Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 229,309	$ 240,254	$ 229,309